Derivative Financial Instruments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Carrying Amount [Member] USD ($)	Dec. 31, 2012 Carrying Amount [Member] USD ($)	Dec. 31, 2013 Carrying Amount [Member] Euro-denominated Note EUR350 [Member] USD ($)	Dec. 31, 2013 Carrying Amount [Member] Euro-denominated Note EUR350 [Member] EUR (€)
Net investment hedges [Abstract]
Euro-denominated notes		$ 480.9	$ 725.5	$ 480.9	€ 350.0
Unrealized loss from economic hedges included in accumulated other comprehensive income, net of taxes	(60.6)
Gain associated with forward contracts included in interest and other expenses	$ 0.8